FAIR VALUE MEASUREMENT (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
FAIR VALUE MEASUREMENT
Transfers into Level3	$ 0	$ 0
Transfers out of Level3	$ 0	0
Debt outstanding		$ 0